SCHEDULE OF OUTSTANDING WARRANT (Details) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		4,929,996		668,970
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		63,659	[1]	70,969	[2]
Warrant description		LACQ warrants	[1]	LACQ warrants	[2]
Warrant One [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 2,400.00	[1]	$ 2,400.00	[2]
Warrant One [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 2,760.00	[1]	$ 2,760.00	[2]
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		4,608	[3]	4,608	[4]
Exercise price		$ 3.64	[3]	$ 8.58	[4]
Warrant description		Share subscription facility	[3]	Share subscription facility	[4]
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		4,512	[5]	4,512	[6]
Exercise price		$ 3.64	[5]	$ 187.20	[6]
Warrant description		2021 Notes	[5]	2021 Notes	[6]
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		38,894	[7]	38,894	[8]
Exercise price		$ 3.64	[7]	$ 24.07	[8]
Warrant description		2022 Notes	[7]	2022 Notes	[8]
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant		549,987	[9]	549,987	[10]
Exercise price	[10]			$ 16.80
Warrant description		Public offering	[9]	Public offering	[10]
Warrant Five [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	[9]	$ 3.64
Warrant Five [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	[9]	$ 16.80
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	[11]	318,451
Warrant description	[11]	Public offering
Warrant Six [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	[11]	$ 8.58
Warrant Six [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	[11]	$ 12.60
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	[12]	3,727,813
Warrant description	[12]	Public offering
Warrant Seven [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	[12]	$ 3.64
Warrant Seven [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	[12]	$ 4.86
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	[13]	222,072
Exercise price	[13]	$ 0.0001
Warrant description	[13]	Public offering

[1]	On June 30, 2021, as a result of the Business Combination, the Company assumed a total of 78,751 warrants previously issued by LACQ (subsequently in December 2022 and August 2023, 7,782 and 7,310 warrants, respectively, were cancelled). The warrants provide holders the right to purchase common stock at a strike price between $2,400.00 and $2,760.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 41,666 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 21,993 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.
[2]	On June 30, 2021, as a result of the Closing, the Company assumed a total of 78,751 warrants previously issued by LACQ (subsequently in December 2022, 7,782 warrants were cancelled). The warrants provide holders the right to purchase common stock at a strike price of between $2,400.00 and $2,760.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 41,666 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 29,303 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.
[3]	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 4,608 three-year warrants to purchase common stock pursuant to the share subscription facility. The grant date fair value of the warrants, based on the $3,477.60 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.
[4]	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 4,608 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $2,402.40 per share. The grant date fair value of the warrants, based on the $3,477.60 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.
[5]	On September 24, 2021 and November 5, 2021, the Company issued 1,504 and 3,008 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $1,831.20 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the exercise price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July 2022, the exercise price of these warrants was adjusted down to $187.20. On May 12, 2023, in exchange for $0.125 per outstanding warrant, the Company amended the warrants to reduce their exercise price to $3.64.
[6]	On September 24, 2021 and November 5, 2021, the Company issued 1,504 and 3,008 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $1,831.20 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July 2022, the exercise price of these warrants was adjusted down to $187.20.
[7]	On July 1, 2022 and August 9, 2022, the Company issued 19,447 warrants each in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $170.04 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027 and August 8, 2027, respectively. As a result of the issuance of shares and warrants in connection with the December public offering, the exercise price of these warrants was adjusted down to $24.07. On May 12, 2023, in exchange for $0.125 per outstanding warrant, the Company amended the warrants to reduce their exercise price to $3.64.
[8]	On July 1, 2022 and August 9, 2022, the Company issued 19,447 warrants each in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $170.04 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027 and August 8, 2027, respectively.
[9]	On December 9, 2022, the Company issued 549,987 equity classified warrants in connection with a public offering. The warrants were immediately exercisable with an exercise price of $16.80 and expire on December 9, 2027. On May 12, 2023, in exchange for $0.125 per applicable warrant, the Company amended 166,667 of these warrants to reduce their exercise price to $3.64.
[10]	On December 9, 2022, the Company issued 549,987 equity classified warrants in connection with the public offering. The warrants were immediately exercisable with an exercise price of $16.80 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on December 9, 2027.
[11]	On February 6, 2023, the Company issued 318,451 equity classified warrants in connection with a public offering. The warrants were immediately exercisable with an exercise price of $8.58 - $12.60 and expire on February 2, 2028, and August 7, 2028.
[12]	On May 12, 2023, the Company issued 3,727,813 equity classified warrants (series A-1, A-2 and placement agent warrants) in connection with a public offering. The warrants were immediately exercisable with an exercise price of $3.64 - $4.86 and expire on November 12, 2024, May 10, 2028, and May 12, 2028.
[13]	On May 12, 2023 the Company also issued 1,451,876 pre-funded warrants in connection with a public offering, 885,000 pre-funded warrants were exercised in connection with the closing of the public offering, 344,804 were exercised between the closing date and September 30, 2023. As of September 30, 2023, 222,072 pre-funded warrants remain outstanding. The pre-funded warrants are immediately exercisable with an exercise price of $0.0001.